OPERATING SEGMENTS (Schedule of Percentage of Non-Current Assets) (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Non-current assets Percentage	100.00%	100.00%	100.00%
United States [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Non-current assets Percentage	79.00%	81.00%	82.00%
Israel [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Non-current assets Percentage	21.00%	19.00%	18.00%